Joint Arrangements and Associate - Husky - CNOOC Madura Ltd (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020
Results of Operations
Revenue	$ 12,698	$ 3,659	$ 32,425	$ 9,794	$ 13,220	$ 20,180	$ 20,843
Operating	1,150	481	3,428	1,470	1,955	2,088	2,184
Net Earnings (Loss)	551	(194)	995	(2,226)	(2,379)	2,194	$ (2,916)
Balance Sheets
Current Assets	9,539		9,539		2,976
Current Liabilities	7,112		7,112		2,359
Cash and Cash Equivalents	2,010	404	2,010	404	378	186		$ 1,055	$ 152
Shareholders’ Equity	24,373	$ 17,032	$ 24,373	$ 17,032	$ 16,707	$ 19,201
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Share of equity investment			40.00%
Results of Operations
Revenue	119		$ 348
Operating	75		330
Net Earnings (Loss)	44		18
Balance Sheets
Current Assets	213		213
Non-Current Assets	1,464		1,464
Current Liabilities	71		71
Non-Current Liabilities	988		988
Net Assets	618		618
Cash and Cash Equivalents	56		56
Shareholders’ Equity	36		36
Investment in Equity-Accounted Affiliate	$ 404		404
Dividends received			$ 78